Distribution Date:	08/17/26	Benchmark 2022-B32 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-B32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-17		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18	Special Servicer	KeyBank National Association
Historical Detail	19		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Delinquency Loan Detail	20		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
Specially Serviced Loan Detail - Part 1	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	ECMBS LLC
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163NBE4	1.807800%	6,410,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163NBF1	3.072500%	162,053,000.00	160,325,831.50	72,123.19	410,500.93	0.00	0.00	482,624.12	160,253,708.31	29.92%	30.00%
A-2A1	08163NAA3	3.072500%	265,000,000.00	262,175,617.53	117,940.71	671,278.82	0.00	0.00	789,219.53	262,057,676.82	29.92%	30.00%
A-3	08163NBG9	3.041600%	253,574,000.00	253,574,000.00	0.00	642,725.57	0.00	0.00	642,725.57	253,574,000.00	29.92%	30.00%
A-4	08163NBH7	2.742100%	92,000,000.00	92,000,000.00	0.00	210,227.67	0.00	0.00	210,227.67	92,000,000.00	29.92%	30.00%
A-5	08163NBJ3	3.001900%	383,182,000.00	383,182,000.00	0.00	958,561.70	0.00	0.00	958,561.70	383,182,000.00	29.92%	30.00%
A-SB	08163NBK0	2.955200%	18,046,000.00	18,046,000.00	0.00	44,441.28	0.00	0.00	44,441.28	18,046,000.00	29.92%	30.00%
A-S	08163NBN4	3.524768%	179,147,000.00	179,147,000.00	0.00	526,209.68	0.00	0.00	526,209.68	179,147,000.00	19.18%	19.38%
B	08163NBP9	3.202100%	82,197,000.00	82,197,000.00	0.00	219,335.84	0.00	0.00	219,335.84	82,197,000.00	14.25%	14.50%
C	08163NBQ7	3.568468%	69,551,000.00	69,551,000.00	0.00	206,825.43	0.00	0.00	206,825.43	69,551,000.00	10.08%	10.38%
D	08163NAL9	2.000000%	44,260,000.00	44,260,000.00	0.00	73,766.67	0.00	0.00	73,766.67	44,260,000.00	7.43%	7.75%
E	08163NAN5	2.000000%	21,076,000.00	21,076,000.00	0.00	35,126.67	0.00	0.00	35,126.67	21,076,000.00	6.16%	6.50%
F	08163NAQ8	2.135668%	18,969,000.00	18,969,000.00	0.00	33,759.57	0.00	0.00	33,759.57	18,969,000.00	5.03%	5.38%
G	08163NAS4	2.135668%	18,968,000.00	18,968,000.00	0.00	33,757.79	0.00	0.00	33,757.79	18,968,000.00	3.89%	4.25%
H	08163NAU9	2.135668%	16,861,000.00	16,861,000.00	0.00	23,926.94	0.00	0.00	23,926.94	16,861,000.00	2.88%	3.25%
J	08163NAW5	2.135668%	16,861,000.00	16,861,000.00	0.00	0.00	0.00	0.00	0.00	16,861,000.00	1.87%	2.25%
K*	08163NAY1	2.135668%	37,937,940.00	31,135,910.17	0.00	0.00	0.00	0.00	0.00	31,135,910.17	0.00%	0.00%
S	08163NBA2	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163NBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	08163NBS3	3.635668%	37,252,097.00	36,859,633.08	4,199.22	109,652.86	0.00	0.00	113,852.08	36,855,433.86	0.00%	0.00%
RR Interest	N/A	3.635668%	51,489,637.00	50,947,175.61	5,804.14	151,561.57	0.00	0.00	157,365.71	50,941,371.47	0.00%	0.00%
Regular SubTotal			1,774,834,774.00	1,756,136,167.89	200,067.26	4,351,658.99	0.00	0.00	4,551,726.25	1,755,936,100.63

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-A	08163NBL8	0.553067%	1,359,412,000.00	1,348,450,449.02	0.00	621,486.13	0.00	0.00	621,486.13	1,348,260,385.12
X-B	08163NBM6	0.265650%	151,748,000.00	151,748,000.00	0.00	33,593.18	0.00	0.00	33,593.18	151,748,000.00
X-D	08163NAC9	1.635668%	65,336,000.00	65,336,000.00	0.00	89,056.67	0.00	0.00	89,056.67	65,336,000.00
X-FG	08163NAE5	1.500000%	37,937,000.00	37,937,000.00	0.00	47,421.25	0.00	0.00	47,421.25	37,937,000.00
X-H	08163NAG0	1.500000%	16,861,000.00	16,861,000.00	0.00	21,076.25	0.00	0.00	21,076.25	16,861,000.00
X-NR	08163NAJ4	1.500000%	54,798,940.00	47,996,910.17	0.00	59,996.14	0.00	0.00	59,996.14	47,996,910.17
Notional SubTotal			1,686,092,940.00	1,668,329,359.19	0.00	872,629.62	0.00	0.00	872,629.62	1,668,139,295.29

Deal Distribution Total					200,067.26	5,224,288.61	0.00	0.00	5,424,355.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163NBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163NBF1	989.34195294	0.44505927	2.53312762	0.00000000	0.00000000	0.00000000	0.00000000	2.97818689	988.89689367
A-2A1	08163NAA3	989.34195294	0.44505928	2.53312762	0.00000000	0.00000000	0.00000000	0.00000000	2.97818691	988.89689366
A-3	08163NBG9	1,000.00000000	0.00000000	2.53466669	0.00000000	0.00000000	0.00000000	0.00000000	2.53466669	1,000.00000000
A-4	08163NBH7	1,000.00000000	0.00000000	2.28508337	0.00000000	0.00000000	0.00000000	0.00000000	2.28508337	1,000.00000000
A-5	08163NBJ3	1,000.00000000	0.00000000	2.50158332	0.00000000	0.00000000	0.00000000	0.00000000	2.50158332	1,000.00000000
A-SB	08163NBK0	1,000.00000000	0.00000000	2.46266652	0.00000000	0.00000000	0.00000000	0.00000000	2.46266652	1,000.00000000
A-S	08163NBN4	1,000.00000000	0.00000000	2.93730668	0.00000000	0.00000000	0.00000000	0.00000000	2.93730668	1,000.00000000
B	08163NBP9	1,000.00000000	0.00000000	2.66841661	0.00000000	0.00000000	0.00000000	0.00000000	2.66841661	1,000.00000000
C	08163NBQ7	1,000.00000000	0.00000000	2.97372331	0.00000000	0.00000000	0.00000000	0.00000000	2.97372331	1,000.00000000
D	08163NAL9	1,000.00000000	0.00000000	1.66666674	0.00000000	0.00000000	0.00000000	0.00000000	1.66666674	1,000.00000000
E	08163NAN5	1,000.00000000	0.00000000	1.66666682	0.00000000	0.00000000	0.00000000	0.00000000	1.66666682	1,000.00000000
F	08163NAQ8	1,000.00000000	0.00000000	1.77972323	0.00000000	0.00000000	0.00000000	0.00000000	1.77972323	1,000.00000000
G	08163NAS4	1,000.00000000	0.00000000	1.77972322	0.00000000	0.00000000	0.00000000	0.00000000	1.77972322	1,000.00000000
H	08163NAU9	1,000.00000000	0.00000000	1.41907004	0.36065299	0.36065299	0.00000000	0.00000000	1.41907004	1,000.00000000
J	08163NAW5	1,000.00000000	0.00000000	0.00000000	1.77972362	1.77972362	0.00000000	0.00000000	0.00000000	1,000.00000000
K	08163NAY1	820.70640024	0.00000000	0.00000000	1.46063044	3.55373987	0.00000000	0.00000000	0.00000000	820.70640024
S	08163NBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163NBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR	08163NBS3	989.46464893	0.11272439	2.94353523	0.05426889	0.10366316	0.00000000	0.00000000	3.05625962	989.35192454
RR Interest	N/A	989.46464917	0.11272443	2.94353541	0.05426878	0.10366338	0.00000000	0.00000000	3.05625985	989.35192474

Notional Certificates
X-A	08163NBL8	991.93654979	0.00000000	0.45717276	0.00000000	0.00000000	0.00000000	0.00000000	0.45717276	991.79673647
X-B	08163NBM6	1,000.00000000	0.00000000	0.22137478	0.00000000	0.00000000	0.00000000	0.00000000	0.22137478	1,000.00000000
X-D	08163NAC9	1,000.00000000	0.00000000	1.36305666	0.00000000	0.00000000	0.00000000	0.00000000	1.36305666	1,000.00000000
X-FG	08163NAE5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163NAG0	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-NR	08163NAJ4	875.87296707	0.00000000	1.09484125	0.00000000	0.00000000	0.00000000	0.00000000	1.09484125	875.87296707

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	410,500.93	0.00	410,500.93	0.00	0.00	0.00	410,500.93	0.00
A-2A1	07/01/26 - 07/30/26	30	0.00	671,278.82	0.00	671,278.82	0.00	0.00	0.00	671,278.82	0.00
A-3	07/01/26 - 07/30/26	30	0.00	642,725.57	0.00	642,725.57	0.00	0.00	0.00	642,725.57	0.00
A-4	07/01/26 - 07/30/26	30	0.00	210,227.67	0.00	210,227.67	0.00	0.00	0.00	210,227.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	958,561.70	0.00	958,561.70	0.00	0.00	0.00	958,561.70	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,441.28	0.00	44,441.28	0.00	0.00	0.00	44,441.28	0.00
A-S	07/01/26 - 07/30/26	30	0.00	526,209.68	0.00	526,209.68	0.00	0.00	0.00	526,209.68	0.00
B	07/01/26 - 07/30/26	30	0.00	219,335.84	0.00	219,335.84	0.00	0.00	0.00	219,335.84	0.00
C	07/01/26 - 07/30/26	30	0.00	206,825.43	0.00	206,825.43	0.00	0.00	0.00	206,825.43	0.00
D	07/01/26 - 07/30/26	30	0.00	73,766.67	0.00	73,766.67	0.00	0.00	0.00	73,766.67	0.00
E	07/01/26 - 07/30/26	30	0.00	35,126.67	0.00	35,126.67	0.00	0.00	0.00	35,126.67	0.00
F	07/01/26 - 07/30/26	30	0.00	33,759.57	0.00	33,759.57	0.00	0.00	0.00	33,759.57	0.00
G	07/01/26 - 07/30/26	30	0.00	33,757.79	0.00	33,757.79	0.00	0.00	0.00	33,757.79	0.00
H	07/01/26 - 07/30/26	30	0.00	30,007.92	0.00	30,007.92	6,080.97	0.00	0.00	23,926.94	6,080.97
J	07/01/26 - 07/30/26	30	0.00	30,007.92	0.00	30,007.92	30,007.92	0.00	0.00	0.00	30,007.92
K	07/01/26 - 07/30/26	30	79,267.19	55,413.31	0.00	55,413.31	55,413.31	0.00	0.00	0.00	134,821.57
X-A	07/01/26 - 07/30/26	30	0.00	621,486.13	0.00	621,486.13	0.00	0.00	0.00	621,486.13	0.00
X-B	07/01/26 - 07/30/26	30	0.00	33,593.18	0.00	33,593.18	0.00	0.00	0.00	33,593.18	0.00
X-D	07/01/26 - 07/30/26	30	0.00	89,056.67	0.00	89,056.67	0.00	0.00	0.00	89,056.67	0.00
X-FG	07/01/26 - 07/30/26	30	0.00	47,421.25	0.00	47,421.25	0.00	0.00	0.00	47,421.25	0.00
X-H	07/01/26 - 07/30/26	30	0.00	21,076.25	0.00	21,076.25	0.00	0.00	0.00	21,076.25	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	59,996.14	0.00	59,996.14	0.00	0.00	0.00	59,996.14	0.00
RR	07/01/26 - 07/30/26	30	1,834.49	111,674.49	0.00	111,674.49	2,021.63	0.00	0.00	109,652.86	3,861.67
RR Interest	07/01/26 - 07/30/26	30	2,535.63	154,355.85	0.00	154,355.85	2,794.28	0.00	0.00	151,561.57	5,337.59
Totals			83,637.31	5,320,606.73	0.00	5,320,606.73	96,318.11	0.00	0.00	5,224,288.61	180,109.72

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	5,424,355.87
VRR Available Funds Amount	271,217.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,278,224.10	Master Servicing Fee	15,081.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,484.78
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	756.11
ARD Interest	0.00	Operating Advisor Fee	1,179.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	378.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,278,224.10	Total Fees	24,169.88

Principal		Expenses/Reimbursements
Scheduled Principal	200,067.26	Reimbursement for Interest on Advances	(4.09)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,769.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	200,067.26	Total Expenses/Reimbursements	29,765.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,224,288.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	200,067.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,424,355.87
Total Funds Collected	5,478,291.36	Total Funds Distributed	5,478,291.38

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,756,136,167.88	1,756,136,167.88	Beginning Certificate Balance	1,756,136,167.89
(-) Scheduled Principal Collections	200,067.26	200,067.26	(-) Principal Distributions	200,067.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,755,936,100.62	1,755,936,100.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,756,136,167.88	1,756,136,167.88	Ending Certificate Balance	1,755,936,100.63
Ending Actual Collateral Balance	1,755,936,100.62	1,755,936,100.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP
	$9,999,999 or less	8	54,199,878.33	3.09%	52	4.0859	1.978565	1.79 or less	12	294,672,052.79	16.78%	37	3.8200	1.631180
$10,000,000 to $19,999,999		11	148,345,372.53	8.45%	64	3.4559	2.939350	1.8000000 to 2.099999	1	15,496,047.83	0.88%	65	3.7000	1.980000
$20,000,000 to $29,999,999		9	209,538,326.68	11.93%	68	3.6589	2.562848	2.1000000 to 2.299999	4	123,620,000.00	7.04%	29	4.1332	2.168328
$30,000,000 to $49,999,999		13	505,402,523.08	28.78%	56	3.2368	2.905158	2.3000000 to 2.599999	5	167,675,000.00	9.55%	41	3.4046	2.402590
	$50,000,000 or greater	11	832,450,000.00	47.41%	37	3.5698	3.776220	2.6000000 to 2.999999	8	267,540,000.00	15.24%	47	3.4025	2.842202
	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471	3.000000 or greater	22	880,933,000.00	50.17%	58	3.3297	4.256203
								Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP	Oregon	2	23,900,000.00	1.36%	64	3.6410	2.990000
Alabama	1	1,827,826.44	0.10%	28	3.7330	3.660000	Pennsylvania	11	51,709,644.77	2.94%	64	3.5806	3.012195
Arizona	1	15,496,047.83	0.88%	65	3.7000	1.980000	Rhode Island	1	23,000,000.00	1.31%	64	3.7100	2.340000
Arkansas	2	959,302.33	0.05%	5	3.4530	2.490000	South Carolina	3	49,756,165.12	2.83%	15	3.8165	2.923526
California	2	165,000,000.00	9.40%	38	3.7846	7.120000	Tennessee	1	258,139.53	0.01%	5	3.4530	2.490000
Connecticut	4	37,985,707.84	2.16%	64	3.6373	2.220351	Texas	7	138,612,065.12	7.89%	64	3.3179	2.981598
Florida	4	56,240,855.97	3.20%	65	3.3914	2.894846	Utah	2	74,500,000.00	4.24%	5	4.3900	2.180000
Georgia	5	45,285,083.01	2.58%	58	4.0042	2.933200	Virginia	12	78,490,000.01	4.47%	42	3.2885	3.158940
Illinois	4	148,066,511.63	8.43%	9	3.4815	1.923663	Washington	2	66,148,613.19	3.77%	31	2.9677	2.404617
Indiana	3	10,331,060.78	0.59%	45	3.3953	3.216722	Washington, DC	1	39,818,000.00	2.27%	29	1.0000	3.470000
Kansas	1	1,037,790.70	0.06%	5	3.4530	2.490000	Wisconsin	4	11,855,439.05	0.68%	27	3.7245	3.624369
Kentucky	1	5,241,400.00	0.30%	65	3.0490	2.820000	Totals	170	1,755,936,100.62	100.00%	49	3.4903	3.253471
Louisiana	2	715,116.28	0.04%	5	3.4530	2.490000
									Property Type³
Maryland	1	75,000,000.00	4.27%	65	3.3900	3.300000
Massachusetts	2	101,495,436.76	5.78%	123	2.7972	3.463313		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	18	145,164,269.35	8.27%	32	3.7800	3.558068		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	3	17,365,826.72	0.99%	51	3.5552	2.321920	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP
Missouri	2	7,612,423.26	0.43%	49	3.1601	2.729267	Industrial	20	132,667,699.47	7.56%	51	3.7091	2.677577
Nevada	6	62,400,748.85	3.55%	65	4.2500	1.640000	Lodging	3	100,448,506.42	5.72%	17	4.8364	9.540743
New Jersey	1	60,000,000.00	3.42%	56	2.8380	3.650000	Mixed Use	7	191,687,100.86	10.92%	94	3.0266	3.488441
New Mexico	41	80,310,100.00	4.57%	65	3.7375	3.446764	Multi-Family	3	48,595,000.00	2.77%	64	3.9610	1.400701
New York	7	44,166,279.07	2.52%	62	3.1944	2.985333	Office	81	912,067,211.12	51.94%	38	3.4419	2.770556
North Carolina	4	26,552,510.31	1.51%	58	3.7526	2.240656	Other	5	25,695,000.00	1.46%	29	3.7780	3.760000
Ohio	6	82,039,550.62	4.67%	53	3.7223	2.428942	Retail	29	186,800,582.71	10.64%	59	3.4045	3.114324
Oklahoma	2	1,594,186.04	0.09%	5	3.4530	2.490000	Self Storage	21	151,975,000.00	8.65%	65	3.1946	2.871778
							Totals	170	1,755,936,100.62	100.00%	49	3.4903	3.253471

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP
	3.000% or less	11	435,818,000.00	24.82%	69	2.6738	3.410686	12 months or less	5	161,000,000.00	9.17%	98	2.8091	3.537081
	3.001% to 3.50%	10	450,236,824.70	25.64%	39	3.3193	2.602801	13 months or greater	47	1,588,936,100.62	90.49%	44	3.5597	3.223925
	3.50001% to 4.000%	23	610,709,023.46	34.78%	52	3.7718	2.926899	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
	4.00001% or greater	8	253,172,252.46	14.42%	27	4.5229	4.922663
	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP
	60 months or less	16	731,532,003.56	41.66%	19	3.6036	3.709559	Interest Only	42	1,547,235,500.00	88.11%	47	3.4288	3.419501
61 months to 84 months		33	917,404,097.06	52.25%	65	3.4774	2.864550	358 months or less	10	202,700,600.62	11.54%	61	3.9624	1.979802
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	3	101,000,000.00	5.75%	123	2.7920	3.470000	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,000,000.00	0.34%	65	3.4000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	51	1,711,936,100.62	97.49%	49	3.4808	3.294083
	13 months to 24 months	1	38,000,000.00	2.16%	64	3.9342	1.390000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	1,755,936,100.62	100.00%	49	3.4903	3.253471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30508416	OF	Various	NM	Actual/360	3.807%	239,148.34	0.00	0.00	N/A	01/06/32	--	72,950,000.00	72,950,000.00	08/06/26
9	30508235	OF	Draper	UT	Actual/360	4.390%	281,630.69	0.00	0.00	N/A	01/06/27	--	74,500,000.00	74,500,000.00	08/06/26
14	30508305	RT	Leesburg	VA	Actual/360	3.170%	132,364.23	0.00	0.00	N/A	01/06/32	--	48,490,000.00	48,490,000.00	08/06/26
15	30508302	OF	Columbus	OH	Actual/360	3.830%	156,327.83	0.00	0.00	N/A	01/06/32	--	47,400,000.00	47,400,000.00	08/06/26
16	30508377	OF	Charleston	SC	Actual/360	3.990%	137,433.33	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	08/01/26
18	30508213	MF	Houston	TX	Actual/360	3.934%	128,736.09	0.00	0.00	N/A	12/06/31	--	38,000,000.00	38,000,000.00	05/06/26
22	30508368	IN	Various	Various	Actual/360	3.750%	91,966.67	0.00	0.00	N/A	01/01/32	--	28,480,000.00	28,480,000.00	08/01/26
24	30508300	OF	Malvern	PA	Actual/360	3.570%	75,324.77	0.00	0.00	N/A	01/06/32	--	24,502,500.00	24,502,500.00	05/06/26
26	30508299	MU	North Haven	CT	Actual/360	3.820%	70,726.81	39,040.89	0.00	N/A	01/06/32	--	21,501,141.75	21,462,100.86	08/06/26
29	30530187	OF	Highland Hills	OH	Actual/360	3.421%	65,582.23	0.00	0.00	N/A	01/06/30	--	22,262,500.00	22,262,500.00	08/06/26
30	30320622	SS	Miami	FL	Actual/360	3.530%	55,626.92	0.00	0.00	N/A	01/06/32	--	18,300,000.00	18,300,000.00	08/06/26
31	30508199	LO	Alpharetta	GA	Actual/360	4.052%	62,806.00	0.00	0.00	N/A	12/01/31	--	18,000,000.00	18,000,000.00	08/01/26
32	30508374	RT	Chandler	AZ	Actual/360	3.700%	49,463.84	28,784.27	0.00	N/A	01/06/32	--	15,524,832.10	15,496,047.83	08/06/26
33	30508346	SS	Various	PA	Actual/360	3.580%	40,384.39	0.00	0.00	N/A	01/06/32	--	13,100,000.00	13,100,000.00	08/06/26
34	30508342	OF	Raleigh	NC	Actual/360	3.710%	41,116.08	0.00	0.00	N/A	01/06/32	--	12,870,000.00	12,870,000.00	08/06/26
35	30508345	SS	Various	PA	Actual/360	3.580%	36,993.33	0.00	0.00	N/A	01/06/32	--	12,000,000.00	12,000,000.00	08/06/26
36	30508364	IN	Bloomington	MN	Actual/360	3.450%	32,462.49	17,741.57	0.00	N/A	01/06/32	--	10,927,066.27	10,909,324.70	08/06/26
37	30530186	OF	Chicago	IL	Actual/360	3.665%	32,096.24	0.00	0.00	N/A	01/06/32	--	10,170,000.00	10,170,000.00	08/06/26
38	30530190	MF	Killeen	TX	Actual/360	4.141%	29,667.96	0.00	0.00	N/A	01/06/32	--	8,320,000.00	8,320,000.00	08/06/26
39	30508424	OF	New Canaan	CT	Actual/360	3.740%	26,408.56	0.00	0.00	N/A	01/06/32	--	8,200,000.00	8,200,000.00	08/06/26
40	30530195	OF	Dublin	OH	Actual/360	4.340%	28,086.85	12,436.83	0.00	N/A	01/06/27	--	7,515,433.97	7,502,997.14	08/06/26
41	30508417	MU	Various	NY	Actual/360	3.870%	26,826.63	0.00	0.00	N/A	02/06/32	--	8,050,000.00	8,050,000.00	08/06/26
42	30530194	LO	McDonough	GA	Actual/360	5.135%	32,982.83	10,625.36	0.00	N/A	01/06/29	--	7,459,131.78	7,448,506.42	08/06/26
44	30508420	RT	Bronx	NY	Actual/360	3.610%	21,216.27	0.00	0.00	N/A	01/06/32	--	6,825,000.00	6,825,000.00	08/06/26
45	30508430	IN	Various	Various	Actual/360	3.800%	18,287.00	10,182.99	0.00	N/A	01/06/32	--	5,588,557.76	5,578,374.77	08/06/26
46	30508351	RT	San Diego	CA	Actual/360	3.400%	17,566.67	0.00	0.00	N/A	01/06/32	--	6,000,000.00	6,000,000.00	08/06/26
47	30508212	MF	Brooklyn	NY	Actual/360	3.750%	7,346.35	0.00	0.00	N/A	12/06/31	--	2,275,000.00	2,275,000.00	08/06/26
10A2-1	30320617	OF	Bellevue	WA	Actual/360	2.952%	165,230.00	0.00	0.00	N/A	02/06/29	--	65,000,000.00	65,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
11A1	30508376	OF	Las Vegas	NV	Actual/360	4.250%	145,185.26	51,590.70	0.00	N/A	01/06/32	--	39,671,113.78	39,619,523.08	08/06/26
11A2	30508379				Actual/360	4.250%	83,481.52	29,664.65	0.00	N/A	01/06/32	--	22,810,890.47	22,781,225.82	08/06/26
12A2	30320456	OF	Plainsboro	NJ	Actual/360	2.838%	116,082.08	0.00	0.00	N/A	04/06/31	--	47,500,000.00	47,500,000.00	08/06/26
12A3-1	30320457				Actual/360	2.838%	30,547.92	0.00	0.00	N/A	04/06/31	--	12,500,000.00	12,500,000.00	08/06/26
13A1	30320618	MU	Houston	TX	Actual/360	2.940%	139,241.67	0.00	0.00	N/A	01/06/32	--	55,000,000.00	55,000,000.00	08/06/26
17A2	30320619	OF	Washington	DC	Actual/360	1.000%	34,287.72	0.00	0.00	N/A	01/06/29	--	39,818,000.00	39,818,000.00	07/06/26
19A2	30508545	Various Various		Various	Actual/360	3.453%	89,202.50	0.00	0.00	N/A	01/01/27	--	30,000,000.00	30,000,000.00	08/01/26
1A5	30508291	OF	Chicago	IL	Actual/360	3.470%	224,076.40	0.00	0.00	N/A	01/01/27	--	75,000,000.00	75,000,000.00	08/01/26
1A6	30508292				Actual/360	3.470%	149,384.26	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	08/01/26
20A1	30508211	OF	Richmond	VA	Actual/360	3.480%	89,900.00	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	08/06/26
21A1	30530184	IN	Various	Various	Actual/360	3.733%	96,435.83	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	08/06/26
23A2C-2-2	30320620	OF	New York	NY	Actual/360	2.792%	30,773.60	0.00	0.00	N/A	01/09/32	--	12,800,000.00	12,800,000.00	08/09/26
23A4C-2-2	30320621				Actual/360	2.792%	29,331.09	0.00	0.00	N/A	01/09/32	--	12,200,000.00	12,200,000.00	08/09/26
25A2	30508194	RT	Tualatin	OR	Actual/360	3.641%	74,933.80	0.00	0.00	N/A	12/05/31	--	23,900,000.00	23,900,000.00	08/05/26
27A2	30320460	IN	Various	Various	Actual/360	3.855%	76,848.35	0.00	0.00	N/A	12/06/31	--	23,150,000.00	23,150,000.00	08/06/26
28A2	30508181	IN	Town of Burrillville	RI	Actual/360	3.710%	73,478.61	0.00	0.00	N/A	12/06/31	--	23,000,000.00	23,000,000.00	08/06/26
2A1-1	30508396	Various Detroit		MI	Actual/360	3.778%	406,659.72	0.00	0.00	N/A	01/01/29	--	125,000,000.00	125,000,000.00	08/01/26
3A-1	30508425	SS	Various	Various	Actual/360	3.049%	196,914.58	0.00	0.00	N/A	01/06/32	--	75,000,000.00	75,000,000.00	08/06/26
3A-2	30508426				Actual/360	3.049%	88,152.10	0.00	0.00	N/A	01/06/32	--	33,575,000.00	33,575,000.00	08/06/26
4A1-5	30320614	MU	Cambridge	MA	Actual/360	2.792%	110,594.22	0.00	0.00	N/A	11/06/36	--	46,000,000.00	46,000,000.00	08/06/26
4A1-6	30320615				Actual/360	2.792%	84,147.78	0.00	0.00	N/A	11/06/36	--	35,000,000.00	35,000,000.00	08/06/26
4A1-8	30320616				Actual/360	2.792%	48,084.44	0.00	0.00	N/A	11/06/36	--	20,000,000.00	20,000,000.00	08/06/26
5A1	30530192	OF	Los Angeles	CA	Actual/360	2.776%	215,140.00	0.00	0.00	N/A	01/06/32	--	90,000,000.00	90,000,000.00	08/06/26
7A1	30530193	LO	Palm Desert	CA	Actual/360	4.995%	322,593.75	0.00	0.00	N/A	01/06/27	--	75,000,000.00	75,000,000.00	08/06/26
8A1	30530183	RT	Glenarden	MD	Actual/360	3.390%	218,937.50	0.00	0.00	N/A	01/06/32	--	75,000,000.00	75,000,000.00	08/06/26
Totals							5,278,224.10	200,067.26	0.00				1,756,136,167.88	1,755,936,100.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	11,066,642.91	2,859,535.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,594,974.66	1,870,863.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,593,771.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,587,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,094,782.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	128,457.62	381,812.71	0.00	0.00
22	3,558,471.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,535,359.58	730,264.34	01/01/26	03/31/26	--	0.00	0.00	75,145.21	223,387.93	0.00	0.00
26	2,310,877.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,108,320.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,862,926.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,862,421.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,055,599.99	1,953,163.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,100,416.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,088,617.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,780,791.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	869,980.86	246,898.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,323,139.28	332,472.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	472,750.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	960,373.17	1,037,112.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	957,546.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	565,849.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	767,790.62	169,976.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	807,258.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	610,017.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	205,186.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-1	38,747,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
11A1	8,396,827.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	8,396,827.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	25,326,230.00	22,292,078.96	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-1	25,326,230.00	22,292,078.96	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	13,263,539.16	3,262,209.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	10,637,136.60	0.00	--	--	--	0.00	0.00	34,202.00	34,202.00	0.00	0.00
19A2	7,825,730.47	1,918,617.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	70,419,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	70,419,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1	6,222,239.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1	7,017,200.28	1,785,880.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2C-2-2	101,205,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4C-2-2	101,205,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2	7,416,156.66	7,394,603.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2	5,700,064.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2	5,785,858.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-1	54,080,853.61	52,220,475.48	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	9,651,201.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	9,651,201.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-5	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-6	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-8	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	33,603,948.92	36,349,168.48	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	42,247,973.53	21,545,309.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	11,636,507.55	3,406,074.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	976,203,744.86	181,666,783.96				0.00	0.00	237,804.84	639,402.64	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	2	62,502,500.00	0	0.00	0	0.00	0	0.00	1	39,818,000.00	0	0.00	0	0.00	3.490299%	3.474315%	49
07/17/26	3	72,672,500.00	0	0.00	0	0.00	0	0.00	0	0.00	1	72,950,000.00	1	5,600,000.00	0	0.00	3.534371%	3.518388%	50
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535301%	3.519342%	51
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535358%	3.519401%	52
04/17/26	0	0.00	0	0.00	1	38,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535420%	3.519464%	53
03/17/26	0	0.00	0	0.00	1	38,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535477%	3.519522%	54
02/18/26	0	0.00	1	38,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535549%	3.519594%	55
01/16/26	1	38,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535605%	3.519652%	56
12/17/25	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535630%	3.519676%	57
11/18/25	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.535656%	3.519703%	58
10/20/25	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,968.36	3.535680%	3.519728%	59
09/17/25	2	60,000,000.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536776%	3.520854%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30508213	05/06/26	2	2	128,457.62	381,812.71	41,106.36	38,000,000.00	02/12/25	1
24	30508300	05/06/26	2	2	75,145.21	223,387.93	0.00	24,502,500.00	05/15/26	1
17A2	30320619	07/06/26	0	B	34,202.00	34,202.00	0.00	39,818,000.00	06/05/26	9
Totals					237,804.84	639,402.64	41,106.36	102,320,500.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		382,002,997	382,002,997	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		267,266,506	267,266,506	0		0
37 - 48 Months		22,262,500	22,262,500	0		0
49 - 60 Months		60,000,000	60,000,000	0		0
> 60 Months		1,024,404,097	961,901,597	62,502,500		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,755,936,101	1,693,433,601	0	62,502,500	0	0
Jul-26	1,756,136,168	1,683,463,668	72,672,500	0	0	0
Jun-26	1,761,950,373	1,761,950,373	0	0	0	0
May-26	1,762,149,001	1,762,149,001	0	0	0	0
Apr-26	1,762,361,818	1,724,361,818	0	0	38,000,000	0
Mar-26	1,762,559,016	1,724,559,016	0	0	38,000,000	0
Feb-26	1,762,800,313	1,724,800,313	0	38,000,000	0	0
Jan-26	1,762,995,987	1,724,995,987	38,000,000	0	0	0
Dec-25	1,763,111,912	1,703,111,912	60,000,000	0	0	0
Nov-25	1,763,235,013	1,703,235,013	60,000,000	0	0	0
Oct-25	1,763,350,136	1,703,350,136	60,000,000	0	0	0
Sep-25	1,770,642,464	1,703,472,464	60,000,000	0	7,170,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17A2	30320619	39,818,000.00	39,818,000.00	180,000,000.00	11/09/21	10,562,203.60	3.47000	12/31/25	01/06/29	I/O
18	30508213	38,000,000.00	38,000,000.00	60,200,000.00	10/13/21	2,108,412.50	1.39000	12/31/24	12/06/31	I/O
24	30508300	24,502,500.00	24,502,500.00	36,950,000.00	10/19/21	662,351.34	2.99000	03/31/26	01/06/32	305
Totals		102,320,500.00	102,320,500.00	277,150,000.00		13,332,967.44

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17A2	30320619	OF	DC	06/05/26	9

8/11/2026 - Loan transferred to Special Servicing, effective June 9, 2026. Due to the departure of a key tenant, Borrower submitted a loan modification proposal. Recently, Lender and Borrower entered into a loan modification agreement. SS is now coordinat ing with MS on returning the loan. Loan is current and due for the August 2026 payment.

18	30508213	MF	TX	02/12/25	1

7/14/2026 - Loan was transferred to Special Servicing on 2/12/2025 due to a payment default. The loan was made current, but the Borrower has continued to no comply with the required DACA and CMA requirements. Borrower has since stopped making payments a nd is due for December 2025. The Mezz lender has made payments to ensure the loan remains current. Borrower recently filed Chapter 11 Bankruptcy.

24	30508300	OF	PA	05/15/26	1

7/14/2026 - Loan is secured by a 137,217 sf office building located in Malvern, PA, ~25 miles NW of Philadelphia. Loan transferred to Special Servicing effective 5/20/2026 due to imminent monetary default. Borrower has engaged a consultant regarding the t ransfer. Special is pending modification proposal from Borrower consultant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30508416	0.00	3.80700%	0.00	3.80700%	8	06/22/26	07/02/26	06/22/26
17A2	30320619	0.00	2.94100%	0.00	1.00000%	8	07/31/26	07/31/26	08/07/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
43	30508360 10/20/25	7,170,000.00	4,400,000.00	3,782,451.25	3,430,428.46	3,440,396.82	9,968.36	7,160,031.64	0.00	0.00	7,160,031.64	99.86%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,170,000.00	4,400,000.00	3,782,451.25	3,430,428.46	3,440,396.82	9,968.36	7,160,031.64	0.00	0.00	7,160,031.64

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
43	30508360	10/20/25	0.00	0.00	7,160,031.64	0.00	0.00	7,160,031.64	0.00	(228,271.05)	6,931,760.59
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,160,031.64	0.00	0.00	7,160,031.64	0.00	(228,271.05)	6,931,760.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17A2	0.00	0.00	16,314.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66,552.47
18	0.00	0.00	8,180.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	5,274.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4.09)	0.00	0.00	0.00
Total	0.00	0.00	29,769.72	0.00	0.00	0.00	0.00	0.00	(4.09)	0.00	0.00	66,552.47
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,318.10

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Supplemental Notes
None

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